TRADE ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

3— TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2023	2022
Trade accounts receivable	17,186	12,965
Notes receivable	896	617
Less: allowance for doubtful accounts	(224)	(161)
Total	17,858	13,421
Less current portion	(17,858)	(13,421)
Total long-term portion	—	—

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to a net cost of €68 thousand, a net cost of €32 thousand and €2 thousand, respectively for the years ended December 31, 2023, 2022 and 2021.